Note 13 - Investment in Subsidiaries - Associate and Joint Venture Undertaking (Details)	12 Months Ended
Jun. 30, 2020
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Percentage of shares held	50.00%
Registered address	251 Little Falls Drive, Wilmington, DE, USA 19808
VVPR-ITP Top Co Pty Limited [member]
Statement Line Items [Line Items]
Percentage of shares held	50.00%
Registered address	153 Walker St, North Sydney NSW, Australia 2060